2) Significant accounting practices (Details Text)	1 Months Ended	12 Months Ended		40 Months Ended
	Aug. 31, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies (Details Text)
The projected average loss ratio - Extended Guarantee segment		44.11%
The average reinsurance projected in the study, calculated on the basis of reported claims		7.05%
Expected dividend as percentage, share options granted		30.00%
Social Contribution For Financial Companies Financial Company Equivalent And Of The Insurance Industry [Member]
Significant Accounting Policies (Details Text)
Applicable tax rate	15.00%
Social Contribution For The Other Companies [Member]
Significant Accounting Policies (Details Text)
Applicable tax rate			9.00%
Social Contribution Returning To The Rate [Member]
Significant Accounting Policies (Details Text)
Applicable tax rate			15.00%
Social Contribution Changed According To Law No 1316915 [Member]
Significant Accounting Policies (Details Text)
Applicable tax rate				20.00%
Provision For Income Tax And Surcharge [Member]
Significant Accounting Policies (Details Text)
Applicable tax rate		10.00%
Provision For Income Tax And Surcharge Income Tax [Member]
Significant Accounting Policies (Details Text)
Applicable tax rate		15.00%
Health And Dental Insurance Other Provisions [Member]
Significant Accounting Policies (Details Text)
Discount rate		3.60%	3.90%
Health And Dental Insurance The Mathematical Reserve Of Benefits Granted PMBC [Member]
Significant Accounting Policies (Details Text)
Discount rate		3.60%	3.90%
Health And Dental Insurance The Mathematical Reserve For Unvested Benefits PMBAC [Member]
Significant Accounting Policies (Details Text)
Discount rate		3.60%	3.90%
Dividends On Shares The Right To Receive Minimum Dividend Per Share [Member]
Significant Accounting Policies (Details Text)
Expenditure on maintenance and repairs of property and equipment items is recognized as an asset when it is probable that future economic benefits associated with the items will flow to the Organization		one year
The estimated useful life of software		two to five years
Projected costs cover		five-year
Deferred tax assets on income tax and social contribution losses		30.00%
Minimum dividend per share		10.00%
Dividends On Shares Of The Annual Net Income In Accordance With The The Companys Bylaws [Member]
Significant Accounting Policies (Details Text)
Expected dividend as percentage, share options granted		30.00%
Classified As Associates Bigger Than [Member]
Significant Accounting Policies (Details Text)
Proportion of ownership interest in associate		20.00%
Classified As Associates Less Than [Member]
Significant Accounting Policies (Details Text)
Proportion of ownership interest in associate		50.00%
Participation In The Management Of The Investee Or Representations On Its Board Of Directors Providing It Has Executive Power Ie Voting Power [Member]
Significant Accounting Policies (Details Text)
Proportion of ownership interest in associate		20.00%